SHAREHOLDER' EQUITY (Schedule of Fair Value of Options Granted) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
SHAREHOLDER' EQUITY [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	81.00%	64.00%	64.00%
Risk-free interest rate	1.72%	1.50%	1.50%
Expected life	6 years 6 months	4 years	4 years